Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Outstanding Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of January 1, 2022	-	-	-	-
Granted	540,523	€4.99	7.30	€272,480
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of December 31, 2022	540,523	€4.99	7.30	€272,480
Exercisable as of December 31, 2022	237,129	€5.66	4.42	€61,988
Outstanding, expected to vest as of December 31, 2022	303,394	€4.67	9.55	€210,492

Outstanding as of January 1, 2023	540,523	€4.99	7.30	€272,480
Granted	46,400	5.30	9.67	11,551
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of June 30, 2023	586,923	€4.93	7.03	€420,738
Exercisable as of June 30, 2023	318,459	€5.30	5.27	€165,728
Outstanding, expected to vest as of June 30, 2023	268,464	€4.48	9.13	€255,010

Schedule of share based compensation expenses

The Company’s share-based compensation expense for the period ended June 30, 2023 and June 30, 2022 is represented by the following table:

	Six Months Ended June 30,
	2023	2022
Research & development expense	€37,718	€-
Research & development expense - related party	-	-
General & administrative expense	298,333	240,043
General & administrative expense- related party	80,381	-
Total	€415,433	€240,043
Unrecognized expense	€1,471,743	€-